2 Accounting policies (Details 1)	12 Months Ended
Dec. 31, 2019
Braskem Alemanha [Member]
Disclosure of subsidiaries [line items]
Functional currency	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem Mexico Sofom [Member]
Disclosure of subsidiaries [line items]
Functional currency	U.S.dollar
Braskem Idesa , Braskem Idesa Servicos, Braskem Mexico and Braskem Mexico Servicos [Member]
Disclosure of subsidiaries [line items]
Functional currency	Mexican peso
Braskem Argentina [Member]
Disclosure of subsidiaries [line items]
Functional currency	Argentinean peso
Braskem Chile [Member]
Disclosure of subsidiaries [line items]
Functional currency	Chilenean peso